Revenue	6 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
2.	REVENUE

	Six months to December 31, 2022 $’000	Six months to December 31, 2021 $’000
(a) Revenue from contracts with customers
Sale of hardware – external parties	66,579	41,952
Sale of hardware – related parties	1,588	12,629
Sale of service and maintenance – external parties	4,376	2,405
Sale of software – external parties	101	5

Total revenue	72,644	56,991

Sale of hardware reflects the revenues from the sale of electric vehicle chargers. Hardware revenue is broken down into the sale of Stand Alone, or Distributed Chargers, or other products provided to customers. This revenue is recognized at a point in time when the performance obligations per the terms of a contract are satisfied. Depending on specific contract terms, this may be at delivery or dispatch, or when bill and hold criteria are met.
Service and maintenance revenues can reflect either a point in time or an overtime obligation dependent on the services provided. The substantial portion of service and maintenance revenue is satisfied at a point in time, with the exception of Service Level Agreements which are recorded overtime. Details on the reportable segments have been referenced in Note 13, Segment Reporting.